Ernst & Young LLP Suite 500 700 Nicollet Mall Minneapolis, MN 55402	Tel: +1 612 343 1000 ey.com

February 27, 2026

Lauren Macioce
Stone Ridge Asset Management LLC
One Vanderbilt Avenue, 65th Floor
New York, NY 10017

Dear Lauren:

Enclosed is an electronically signed copy of our audit opinion on the December 31, 2025 financial statements of Stone Ridge Trust (the "Funds"). In addition, enclosed is an electronically signed copy of our letter to be filed with the Securities and Exchange Commission under Form N-CEN for the Funds as of December 31, 2025.

Please retain this letter and the enclosures in your files as evidence of our authorization to include the enclosed audit opinion in your 2025 financial statements on Form N-CSR and the enclosed N-CEN letters in your 2025 Form N-CEN filed with the Securities and Exchange Commission.

If you have any questions regarding the form or use of these reports, please call me at (612) 337 4072.

Very truly yours,

/s/ Matthew G. Epp

Matthew G. Epp
Partner

Enclosures
Audit Opinion
Form N-CEN Letter

Report of Independent Registered Public Accounting Firm

To the Shareholders ofLifeX 2028 Income Bucket ETF, LifeX 2030 Income Bucket ETF, LifeX 2035 Income Bucket ETF, LifeX 2050 Inflation-Protected Longevity Income ETF, LifeX 2050 Longevity Income ETF, LifeX 2055 Inflation-Protected Longevity Income ETF, LifeX 2055 Longevity Income ETF, LifeX 2060 Inflation-Protected Longevity Income ETF, LifeX 2060 Longevity Income ETF, LifeX 2065 Inflation-Protected Longevity Income ETF, LifeX 2065 Longevity Income ETF, and LifeX Durable Income ETF and the Board of Trustees of Stone Ridge Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities ofLifeX 2028 Income Bucket ETF, LifeX 2030 Income Bucket ETF, LifeX 2035 Income Bucket ETF, LifeX 2050 Inflation-Protected Longevity Income ETF, LifeX 2050 Longevity Income ETF, LifeX 2055 Inflation-Protected Longevity Income ETF, LifeX 2055 Longevity Income ETF, LifeX 2060 Inflation-Protected Longevity Income ETF, LifeX 2060 Longevity Income ETF, LifeX 2065 Inflation-Protected Longevity Income ETF, LifeX 2065 Longevity Income ETF, and LifeX Durable Income ETF (collectively referred to as the "Funds"), (12 of the funds constituting Stone Ridge Trust (the "Trust")), including the schedules of investments, as of December 31,2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (12 of the funds constituting Stone Ridge Trust) at December 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the Stone Ridge Trust	Statements of operations	Statements of changes in net assets	Financial highlights
LifeX 2035 Income Bucket ETF LifeX 2065 Inflation-Protected Longevity Income ETF LifeX 2065 Longevity Income ETF	For the period from January 3, 2025 (commencement ofoperations) through December 31, 2025
LifeX 2028 Income Bucket ETF LifeX 2030 Income Bucket ETF	For the period from September 23, 2025 (commencement ofoperations) through December 31, 2025
LifeX 2050 Longevity Income ETF LifeX 2055 Longevity Income ETF LifeX 2060 Longevity Income ETF LifeX Durable Income ETF	For the year ended December 31, 2025	For the year ended December 31, 2025 and the period from January 8, 2024 (commencement of operations) through December 31, 2024
LifeX 2050 Inflation-Protected Longevity Income ETF LifeX 2055 Inflation-Protected Longevity Income ETF LifeX 2060 Inflation-Protected Longevity Income ETF	For the year ended December 31, 2025	For the year ended December 31, 2025 and the period from January 17, 2024 (commencement of operations) through December 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on each of the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the auditor of one or more of the Stone Ridge investment companies since 2013.

Minneapolis, Minnesota
February 27, 2026

    Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Trustees of Stone Ridge Trust

In planning and performing our audits of the financial statements of Stone Ridge Trust (the "Trust") (constituting the Funds listed in Appendix A (collectively referred to as the "Funds")) as of and for the year ended December 31, 2025, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Trust is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. A fund's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation offinancial statements in accordance with U.S. generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds' annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2025.

This report is intended solely for the information and use of management and the Board of Trustees of the Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Ernst & Young LLP

Minneapolis, Minnesota
February 27, 2026

Appendix A

Funds constituting the Stone Ridge Trust
LifeX 2028 Income Bucket ETF
LifeX 2030 Income Bucket ETF
LifeX 2035 Income Bucket ETF
LifeX 2050 Inflation-Protected Longevity Income ETF
LifeX 2050 Longevity Income ETF
LifeX 2055 Inflation-Protected Longevity Income ETF
LifeX 2055 Longevity Income ETF
LifeX 2060 Inflation-Protected Longevity Income ETF
LifeX 2060 Longevity Income ETF
LifeX 2065 Inflation-Protected Longevity Income ETF
LifeX 2065 Longevity Income ETF
LifeX Durable Income ETF

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